Acquisitions, Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2014
Divestiture Financial Impacts
Business divestiture financial impacts

(Dollars in thousands)	Expected Period of Recognition	Projected Range		Cumulative Amount Recognized as of December 31, 2014	Actual Amount Recognized Year Ended December 31, 2014	Actual Amount Recognized Year Ended December 31, 2013	Actual Amount Recognized Year Ended December 31, 2012
(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$(480,000)	$-	$(480,000)	$-
Sprint Cost Reimbursement	2013-2015	(120,000)	(175,000)	(111,970)	(64,329)	(47,641)	-
Net assets transferred	2013	213,593	213,593	213,593	-	213,593	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2015	20,000	22,000	20,410	9,735	3	10,672
Employee related costs including severance, retention and outplacement	2012-2015	13,000	16,000	14,147	(115)	1,653	12,609
Contract termination costs	2012-2015	70,000	100,000	84,320	24,736	59,525	59
Transaction costs	2012-2015	5,000	7,000	6,284	719	4,428	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(278,407)	$(296,407)	$(253,216)	$(29,254)	$(248,439)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values	2012-2014	215,049	215,049	215,049	16,478	178,513	20,058
(Increase) decrease in Operating income		$(63,358)	$(81,358)	$(38,167)	$(12,776)	$(69,926)	$44,535

As a result of the transaction, U.S. Cellular recognized the following amounts in the Consolidated Balance Sheet:

		Year Ended December 31, 2014
(Dollars in thousands)	Balance December 31, 2013	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2014
Accrued compensation
Employee related costs including severance, retention, outplacement	$2,053	$127	$(1,223)	$(242)	$715
Accounts payable - trade
Contract termination costs	$-	$4,018	$-	$(1,190)	$2,828
Other current liabilities
Contract termination costs	$13,992	$12,703	$(22,210)	$3,747	$8,232
Other deferred liabilities and credits
Contract termination costs	$30,849	$24,171	$(3,569)	$(30,411)	$21,040

		Year Ended December 31, 2013
(Dollars in thousands)	Balance December 31, 2012	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2013
Accrued compensation
Employee related costs including severance, retention, outplacement	$12,305	$6,853	$(11,905)	$(5,200)	$2,053
Other current liabilities
Contract termination costs	$30	$22,675	$(8,713)	$-	$13,992
Other deferred liabilities and credits
Contract termination costs	$-	$34,283	$(3,434)	$-	$30,849

(1)	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities in the Consolidated Statement of Cash Flows.

(2)	Adjustment to liability represents changes to previously accrued amounts.

Assets and liabilities held for sale
At December 31, 2014 and 2013, the following assets were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Other Assets and Deferred Charges	Licenses	Goodwill	Property, Plant and Equipment	Total Assets Held for Sale
(Dollars in thousands)
2014
Divestiture of Spectrum Licenses	$-	$-	$56,809	$-	$-	$56,809
Sale of Business - Towers	1,466	773	-	16,281	31,726	50,246
Total	$1,466	$773	$56,809	$16,281	$31,726	$107,055

2013
Divestiture of Spectrum Licenses	$-	$-	$16,027	$-	$-	$16,027

	Customer Deposits and Deferred Revenues	Other Current Liabilities	Other Deferred Liabilities and Credits	Total Liabilities Held for Sale
(Dollars in thousands)
2014
Sale of Business - Towers	$2,704	$896	$17,334	$20,934